Finance Lease Receivable (Details 1) - GBP [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 GBP (£)
Statement Line Items [Line Items]
Undiscounted lease payments receivable	$ 149	$ 150
Total	$ 149	$ 150